Exhibit 99.2

Deloitte & Touche LLP Harborside Plaza 10, Suite 400 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Service Properties Trust 255 Washington Street, Suite 300 Newton, Massachusetts 02458

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, related to certain information with respect to a portfolio of mortgaged properties in connection with the proposed offering of SVC Net-Lease Mortgage Notes, Series 2023-1 (the “Transaction”). Service Properties Trust (the “Company”) is responsible for the information provided to us, including the information set forth in the November 2022 Statistical Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the November 2022 Statistical Data File. Additionally, Morgan Stanley & Co. LLC (“Morgan Stanley”) and Goldman Sachs & Co. LLC (together with the Company and Morgan Stanley, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

For purposes of this report, capitalized terms used but not defined herein are used with the meanings as described in our report to you dated January 26, 2023, relating to the June 2022 Statistical Data File for the Transaction.

Agreed-Upon Procedures

Representatives of Morgan Stanley, on behalf of the Company, provided us with (i) on January 3, 2023, a computer-generated data file and related record layout containing data, as represented to us by the Company, as of the close of business November 30, 2022, with respect to 322 mortgaged properties and the related tenant leases (the “November 2022 Statistical Data File”) including 111 of the 120 June 2022 Sample Properties; and (ii) on January 9, 2023, a listing (the “November Sample Listing”) containing 50 mortgaged properties included on the November 2022 Statistical Data File (the “November 2022 Sample Properties”). We make no representations as to the selection criteria used in determining the November 2022 Sample Properties.

At the Company’s instruction, we performed certain comparisons and recomputations for each of the November 2022 Sample Properties and the remaining June 2022 Sample Properties (collectively, the “Sample Properties”) relating to the mortgaged property characteristics (the “Characteristics”) set forth on the November 2022 Statistical Data File and indicated below.

Characteristics

1.       Property ID (for informational purposes only)

2.       Property city

3.       Property state

4.       Building age

5.       Consolidated appraised value

6.       Building area (sq. ft.)

7.       Property acquisition date

8.       Property zip code

9.       Tenant

10.     Guarantor

11.     Master lease (yes/no)

12.     Lease term start date

13.     Lease expiration year

14.     Original lease term (years)

15.     Renewal option term

16.     Number of renewals remaining

17.       Date of last bump in rent

18.       Date of next bump in rent

19.       Rent increase type

20.       Rent bump % cap

21.       Tenant purchase option

22.       Next lease renewal option date

23.       Concept

24.       Annualized minimum rent payment

25.       Most recent aggregate unit FCCR

26.       Industry sector*

27.       Industry*

28.       Rating category

29.       Credit rating

30.       Remaining term (years)

31.       Seasoning (years)

* For November 2022 Sample Properties only.

We compared Characteristics 2. through 7. to the corresponding information set forth on or derived from the “Appraisal.”

We compared Characteristics 8. through 24. to the corresponding information set forth on or derived from the lease agreement, master lease agreement or any amendments thereto (collectively, the “Lease Agreement”).

We compared Characteristic 25. to the corresponding information set forth on a query, provided to us by the Company on January 4, 2023, from the Company’s accounting system (the “November 2022 SVC Quarterly Coverage Query”).

At the instruction of the Company, we accessed the “US Census Bureau Website” (http://www.census.gov/naics/) on a January 10, 2023. Using the NAICS industry group code and NAICS industry sector code (each as set forth on the Statistical Data File), we compared Characteristics 26. and 27. to the corresponding information set forth on the US Census Bureau Website.

We compared Characteristic 28. and 29. to the corresponding information set forth on the “Rating Spreadsheet” provided to us by Morgan Stanley, on behalf of the Company, on January 11, 2023.

We compared Characteristic 30. to the number of years from (i) November 30, 2022 through (ii) the lease expiration date (as set forth on the Lease Agreement).

We compared Characteristic 31. to the difference between (i) the original lease term (as set forth on the Lease Agreement) and (ii) the remaining term (as determined above).

Member of Deloitte Touche Tohmatsu Limited

The property documents described above, including any information obtained from the indicated systems, and any other related documents used in support of the Characteristics were provided to us by representatives of the Company or by Morgan Stanley, on behalf of the Company, and are collectively referred to hereinafter as the “Property Documents.” We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Property Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein. In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Property Documents. In addition, we make no representations as to whether the Property Documents are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding Sample Properties.

Agreed-Upon Procedures’ Findings

The results of the foregoing procedures indicated that the Characteristics set forth on the November 2022 Statistical Data File were found to be in agreement with the above mentioned Property Documents, except as described in Appendix A. Supplemental information is contained on Appendix B.

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We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the assets or underlying documentation underlying the November 2022 Statistical Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the assets or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events or circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the November 2022 Statistical Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

January 26, 2023

Appendix A to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated January 26, 2023.

In applying our agreed-upon procedures as outlined above, we observed the following:

Exception Description Number	Exception Description

1	Twenty-two differences in building age.
2	Two differences in consolidated appraised value.
3	Eight differences in building area.
4	Five differences in property zip code.
5	Eight differences in guarantor.
6	Three differences in lease term start date.
7	Three differences in original lease term.
8	Eleven differences in renewal option term.
9	Two differences in number of renewals remaining.
10	One difference in date of last bump in rent.
11	One difference in tenant purchase option.
12	One difference in credit rating.
13	Three differences in seasoning.

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix B to Independent Accountants’ Report on Applying Agreed-Upon Procedures
issued by Deloitte & Touche LLP dated January 26, 2023.

Supplemental Information Related to the Findings Set Forth on Appendix A

Exception Description Number	Sample Property number	Characteristic	Characteristic set forth on the November 2022 Statistical Data File	Characteristic set forth on or derived from the Property Documents or Recalculated
1	415642	Building age	37.94	42.94
1	415657	Building age	25.93	33.93
1	415675	Building age	30.93	50.95
1	415678	Building age	27.93	26.93
1	415714	Building age	38.94	39.94
1	415715	Building age	38.94	37.94
1	415718	Building age	44.94	37.94
1	415721	Building age	23.93	24.93
1	415733	Building age	92.98	100.98
1	415753	Building age	30.93	37.94
1	415760	Building age	37.94	35.94
1	415775	Building age	26.93	33.93
1	415788	Building age	32.93	30.93
1	415845	Building age	29.93	4.92
1	415900	Building age	33.93	38.94
1	415909	Building age	21.93	34.94
1	415912	Building age	25.93	35.94
1	415919	Building age	32.93	33.93
1	415920	Building age	32.93	33.93
1	415950	Building age	31.93	32.93
1	415958	Building age	43.94	44.94
1	416199	Building age	52.9	33.9
2	415766	Consolidated appraised value	$1,650,000.00	$1,700,000.00
2	416060	Consolidated appraised value	$1,600,000.00	$1,650,000.00
3	415965	Building area	7500 sq. ft.	41766 sq. ft.
3	416014	Building area	22216 sq. ft.	2357 sq. ft.
3	416033	Building area	2429 sq. ft.	2380 sq. ft.
3	416037	Building area	2199 sq. ft.	2313 sq. ft.
3	416038	Building area	2502 sq. ft.	2620 sq. ft.
3	415961	Building area	15230 sq. ft.	41061 sq. ft.
3	415725	Building area	2205 sq. ft.	2139 sq. ft.
3	415798	Building area	54543 sq. ft.	54100 sq. ft.
4	415775	Property zip code	93125	63125
4	415817	Property zip code	55808	55807
4	415849	Property zip code	72770	72762
4	415912	Property zip code	30121	30120
4	416011	Property zip code	37814	37813
5	415713	Guarantor	Not provided	John E. Garner; Helen J. Garner
5	415753	Guarantor	Jose Davila and Sonia Dominguez	Jose Davila, Sonia Dominguez, Javier Davila and Maribel Davila
5	415760	Guarantor	Not provided	Hughes Supply, Inc.
5	415762	Guarantor	Not provided	Hughes Supply, Inc.
5	415764	Guarantor	Not provided	Hughes Supply, Inc.
5	415772	Guarantor	Not provided	TriStar Ventures, LLC; North Star Foods, LLC

Exception Description Number	Sample Property number	Characteristic	Characteristic set forth on the November 2022 Statistical Data File	Characteristic set forth on or derived from the Property Documents or Recalculated
5	416040	Guarantor	Not provided	HOA Restaurant Group, LLC
5	415755	Guarantor	Not provided	Richard Choi; Aggie Choi
6	415950	Lease term start date	11/2/2017	11/2/2007
6	415958	Lease term start date	11/2/2017	11/2/2007
6	415949	Lease term start date	11/2/2017	11/2/2007
7	415950	Original lease term	13.10 years	23.27 years
7	415958	Original lease term	13.10 years	23.27 years
7	415949	Original lease term	13.10 years	23.27 years
8	415725	Renewal option term	1st of 3, 5 year option, by giving written notice to LL of T’s intention to do so not more than 365 days or less than 180 days prior to the expiration of the Lease Term. Renewal Rent to be increased based on the fair market rental value. (3A, Sec 3a, Pg 2); (Orig. Lse, Sec 27, Pg 27)	Unverifiable
8	415736	Renewal option term	1, 5 year option to renew, if T shall so elect to exercise the option, it shall do so by providing written notice to LL not more than 270 days, or less than 210 days prior to the then expiration of the Lease Term. Base Annual Rent shall be fair market value as determined by an independent MAI appraiser. (L, S 2.3 (b), P 7)	Unverifiable
8	415762	Renewal option term	1st of 2, five (5) year renewal options. (2A, S2, P1) upon written notice by TT to LL on or before that date which is six (6) months prior to the commencement of the Renewal Term for which such election is exercised. Tenant shall waive its right to exercise a renewal option if it shall fail to give such Renewal Option Notice to Landlord within the lime and in the manner provided for the giving of such notice, TIME BEING OF THE ESSENCE as to the exercise of such renewal option and the giving of such notice. (L, S5.(b), P3-4)	Landlord hereby grants to Tenant the option to extend the
				Term for an additional Renewal Term of five (5) years, subject to the provisions of Section 5(b) of the Lease. From and after the Effective Date, Tenant shall continue to have two (2) remaining Renewal Terms for five (5)years each in accordance with the provisions of Section 5(b) of the Lease.

Exception Description Number	Sample Property number	Characteristic	Characteristic set forth on the November 2022 Statistical Data File	Characteristic set forth on or derived from the Property Documents or Recalculated
8	415764	Renewal option term	1st of 2, 5-year options upon written notice from TT to LL at any time during the Term, but on or before the date which is six (6) months prior to the commencement of the Renewal Term for which such election is exercised. (L, S5(b), P3-4)	Landlord hereby grants to Tenant the option to extend the
				Term for an additional Renewal Term of five (5) years, subject to the provisions of Section 5(b) of the Lease. From and after the Effective Date, Tenant shall continue to have two (2) remaining Renewal Terms for five (5)years each in accordance with the provisions of Section 5(b) of the Lease.
8	415947	Renewal option term	(2nd of 3 Options) 2nd of 2, 5 Year options, T may only exercise the Extension Options by giving written notice thereof to LL of its election to do so first, no later than 120 days prior to the Expiration Date and 120 days prior to the immediately preceding Extension Term. On the first Adjustment Date and on each Adjustment Date thereafter, the Base Annual Rental shall increase by an amount equal to the Rent Adjustment. Rent Adjustment shall be an amount equal to the lesser of 10% of the Base Annual Rental in effect immediately prior to the applicable Adjustment Date, or 1.25 times the product of (i) the percentage change between the Price Index for the month 2 months prior to the Effective Date or the Price Index used for the immediately preceding Adjustment Date, as applicable, and the Price Index for the month two months prior to the applicable Adjustment Date, and (ii) the then current Base Annual Rental. (Orig. Lse, Sec 3 & 4, Pg 2-4)	There are 2 renewals remaining. 1, 5 year option and 1, 4 year option. Tenant has already exercised their 1st of 2, 5 year options via the Second Amendment

Exception Description Number	Sample Property number	Characteristic	Characteristic set forth on the November 2022 Statistical Data File	Characteristic set forth on or derived from the Property Documents or Recalculated
8	415949	Renewal option term	(2nd of 3 Options) 2nd of 2, 5 Year options, T may only exercise the Extension Options by giving written notice thereof to LL of its election to do so first, no later than 120 days prior to the Expiration Date and 120 days prior to the immediately preceding Extension Term. On the first Adjustment Date and on each Adjustment Date thereafter, the Base Annual Rental shall increase by an amount equal to the Rent Adjustment. Rent Adjustment shall be an amount equal to the lesser of 10% of the Base Annual Rental in effect immediately prior to the applicable Adjustment Date, or 1.25 times the product of (i) the percentage change between the Price Index for the month 2 months prior to the Effective Date or the Price Index used for the immediately preceding Adjustment Date, as applicable, and the Price Index for the month two months prior to the applicable Adjustment Date, and (ii) the then current Base Annual Rental. (Orig. Lse, Sec 3 & 4, Pg 2-4)	There are 2 renewals remaining. 1, 5 year option and 1, 4 year option. Tenant has already exercised their 1st of 2, 5 year options via the Second Amendment
8	415950	Renewal option term	(2nd of 3 Options) 2nd of 2, 5 Year options, T may only exercise the Extension Options by giving written notice thereof to LL of its election to do so first, no later than 120 days prior to the Expiration Date and 120 days prior to the immediately preceding Extension Term. On the first Adjustment Date and on each Adjustment Date thereafter, the Base Annual Rental shall increase by an amount equal to the Rent Adjustment. Rent Adjustment shall be an amount equal to the lesser of 10% of the Base Annual Rental in effect immediately prior to the applicable Adjustment Date, or 1.25 times the product of (i) the percentage change between the Price Index for the month 2 months prior to the Effective Date or the Price Index used for the immediately preceding Adjustment Date, as applicable, and the Price Index for the month two months prior to the applicable Adjustment Date, and (ii) the then current Base Annual Rental. (Orig. Lse, Sec 3 & 4, Pg 2-4)	There are 2 renewals remaining. 1, 5 year option and 1, 4 year option. Tenant has already exercised their 1st of 2, 5 year options via the Second Amendment

Exception Description Number	Sample Property number	Characteristic	Characteristic set forth on the November 2022 Statistical Data File	Characteristic set forth on or derived from the Property Documents or Recalculated
8	415958	Renewal option term	(2nd of 3 Options) 2nd of 2, 5 Year options, T may only exercise the Extension Options by giving written notice thereof to LL of its election to do so first, no later than 120 days prior to the Expiration Date and 120 days prior to the immediately preceding Extension Term. On the first Adjustment Date and on each Adjustment Date thereafter, the Base Annual Rental shall increase by an amount equal to the Rent Adjustment. Rent Adjustment shall be an amount equal to the lesser of 10% of the Base Annual Rental in effect immediately prior to the applicable Adjustment Date, or 1.25 times the product of (i) the percentage change between the Price Index for the month 2 months prior to the Effective Date or the Price Index used for the immediately preceding Adjustment Date, as applicable, and the Price Index for the month two months prior to the applicable Adjustment Date, and (ii) the then current Base Annual Rental. (Orig. Lse, Sec 3 & 4, Pg 2-4)	There are 2 renewals remaining. 1, 5 year option and 1, 4 year option. Tenant has already exercised their 1st of 2, 5 year options via the Second Amendment
8	415760	Renewal option term	1st of 2, 5-year Renewal Options upon written notice by TT to LL at any time during the Term but on or before the date which is 6 months prior to the commencement of the Renewal Term (2A, S2, P1)	Landlord hereby grants to Tenant the option to extend the
				Term for an additional Renewal Term of five (5) years, subject to the provisions of Section 5(b) of the Lease. From and after the Effective Date, Tenant shall continue to have two (2) remaining Renewal Terms for five (5)years each in accordance with the provisions of Section 5(b) of the Lease.

Exception Description Number	Sample Property number	Characteristic	Characteristic set forth on the November 2022 Statistical Data File	Characteristic set forth on or derived from the Property Documents or Recalculated
8	415787	Renewal option term	2nd 5 Year Renewal Option by giving a written notice of at least 3 months prior to the Expiration Date.	First Renewal option was exercised on 11/01/2021. Tenant shall continue to have four (4) remaining options to extend the Term for five (5) years each
8	415944	Renewal option term	(2nd of 3 Options) 2nd of 2, 5 Year options, T may only exercise the Extension Options by giving written notice thereof to LL of its election to do so first, no later than 120 days prior to the Expiration Date and 120 days prior to the immediately preceding Extension Term. On the first Adjustment Date and on each Adjustment Date thereafter, the Base Annual Rental shall increase by an amount equal to the Rent Adjustment. Rent Adjustment shall be an amount equal to the lesser of 10% of the Base Annual Rental in effect immediately prior to the applicable Adjustment Date, or 1.25 times the product of (i) the percentage change between the Price Index for the month 2 months prior to the Effective Date or the Price Index used for the immediately preceding Adjustment Date, as applicable, and the Price Index for the month two months prior to the applicable Adjustment Date, and (ii) the then current Base Annual Rental. (Orig. Lse, Sec 3 & 4, Pg 2-4)	There are 2 renewals remaining. 1, 5 year option and 1, 4 year option. Tenant has already exercised their 1st of 2, 5 year options via the Second Amendment
9	415661	Number of renewals remaining	2	1
9	415787	Number of renewals remaining	1	4
10	415688	Date of last bump in rent	1/20/2015	1/1/2015
11	415961	Tenant purchase option	None	Third Party Purchase Option
12	415729	Credit rating	BB	Not rated
13	415949	Seasoning	5.15 years	15.3 years
13	415950	Seasoning	5.15 years	15.3 years
13	415958	Seasoning	5.15 years	15.3 years

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.